SUMMARY OF DISAGGREGATION OF REVENUES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	¥ 22,743,410	¥ 22,055,785	¥ 16,665,382
Real Estate [Member]
Disaggregation of Revenue [Line Items]
Total	16,031,129	17,978,875	15,010,878
Land [Member]
Disaggregation of Revenue [Line Items]
Total	3,536,087	1,670,630	240,000
Rental Income [Member]
Disaggregation of Revenue [Line Items]
Total	1,136,521	1,007,112	893,647
Management Service [Member]
Disaggregation of Revenue [Line Items]
Total	766,077	623,186	520,857
Real Estate and Related Services Subtotal [Member]
Disaggregation of Revenue [Line Items]
Total	21,469,814	21,279,803	16,665,382
Solar Power Plants Sales [Member]
Disaggregation of Revenue [Line Items]
Total	633,337	561,331
Solar Power Plants Operation and Maintenance Income [Member]
Disaggregation of Revenue [Line Items]
Total	33,680	28,736
Electricity [Member]
Disaggregation of Revenue [Line Items]
Total	214,528	185,915
Solar Power and Related Services Subtotal [Member]
Disaggregation of Revenue [Line Items]
Total	881,545	775,982
Containers Sales [Member]
Disaggregation of Revenue [Line Items]
Total	373,604
Containers Operation And Management Income [Member]
Disaggregation of Revenue [Line Items]
Total	18,447
Container And Related Services [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 392,051